Revenue - Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 381,768	$ 52,874	¥ 406,066
Non-current	400,041	$ 55,405	369,455
Contract liabilities	¥ 781,809		¥ 775,521